UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC

Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911


Form 13F File Number: 28 - 11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg               Charlottesville, VA                1/28/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      194,521
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
CHIQUITA BRANDS INTERNATIONAL   COM            170032106   10,385   575,677 SH       SOLE       N/A         0 SHARED    0
CASH AMERICA                    COM            14754D100    9,026   258,182 SH       SOLE       N/A         0 SHARED    0
CORRECTIONS CORP AMERICA        COM            22025Y407    9,423   383,809 SH       SOLE       N/A         0 SHARED    0
DYNCORP                         COM            26817C101    2,944   205,157 SH       SOLE       N/A         0 SHARED    0
DHT MARITIME                    COM            Y2065G105   10,525 2,860,171 SH       SOLE       N/A         0 SHARED    0
ENDO PHARMACEUTICALS HLDGS      COM            29264F205   11,583   564,470 SH       SOLE       N/A         0 SHARED    0
FIRST INDUSTRIAL REALTY TRUST   COM            32054K103   11,475 2,194,081 SH       SOLE       N/A         0 SHARED    0
GENESIS LEASE LTD               COM            37183T107   14,485 1,622,094 SH       SOLE       N/A         0 SHARED    0
GEO GROUP                       COM            36159R103    8,959   409,473 SH       SOLE       N/A         0 SHARED    0
GASTAR                          COM            367299203    3,655   763,132 SH       SOLE       N/A         0 SHARED    0
IAMGOLD CORP.                   COM            450913108    7,142   456,666 SH       SOLE       N/A         0 SHARED    0
KING PHARMACEUTICAL             COM            495582108    8,493   692,143 SH       SOLE       N/A         0 SHARED    0
L-3 COMMUNICATIONS HOLDINGS INC COM            502424104   10,367   119,232 SH       SOLE       N/A         0 SHARED    0
MAIDENFORM BRANDS INC           COM            560305104    3,163   189,508 SH       SOLE       N/A         0 SHARED    0
NASH FINCH CO                   COM            631158102   11,481   309,538 SH       SOLE       N/A         0 SHARED    0
NICE SYSTEMS, LTD               COM            653656108    6,497   209,306 SH       SOLE       N/A         0 SHARED    0
PSYCHIATRIC SOLUTIONS           COM            740329107    2,074    98,109 SH       SOLE       N/A         0 SHARED    0
SANMINA CORP.                   COM            800907107    1,211   109,834 SH       SOLE       N/A         0 SHARED    0
SERVICE CORP INT'L              COM            783890106   11,508 1,405,121 SH       SOLE       N/A         0 SHARED    0
SMITH & WESSON HOLDINGS CO      COM            831756101    8,302 2,029,923 SH       SOLE       N/A         0 SHARED    0
SPARTAN STORES INC              COM            846822104    5,118   358,147 SH       SOLE       N/A         0 SHARED    0
STERIS CORP                     COM            859152100    6,197   221,550 SH       SOLE       N/A         0 SHARED    0
STEWART ENTERPRISES             COM            860370105    7,158 1,389,978 SH       SOLE       N/A         0 SHARED    0
TARGA RESOURCE PARTNERS         COM            87611X105    7,698   316,652 SH       SOLE       N/A         0 SHARED    0
USEC INC                        COM            90333E108    5,652 1,467,954 SH       SOLE       N/A         0 SHARED    0


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